Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 44.8%

Communication Services - 4.1%
Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A	13,858	$4,684,004
Meta Platforms, Inc. - Class A	7,235	5,183,878
Tencent Holdings Ltd. - ADR (China)	27,942	2,134,489
Total Communication Services		12,002,371
Consumer Discretionary - 5.0%
Broadline Retail - 2.9%
Amazon.com, Inc.*	25,707	6,151,685
MercadoLibre, Inc. (Brazil)*	1,059	2,274,510
		8,426,195
Household Durables - 0.6%
Persimmon plc - ADR (United Kingdom)	45,554	1,751,096
Specialty Retail - 0.8%
The TJX Companies, Inc.	14,667	2,197,263
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA - ADR (France)	9,133	2,192,742
Total Consumer Discretionary		14,567,296
Financials - 7.9%
Banks - 1.2%
NU Holdings Ltd. - Class A (Brazil)*	186,052	3,302,423
Capital Markets - 3.3%
BlackRock, Inc.	2,211	2,473,976
Deutsche Boerse AG - ADR (Germany)	34,812	879,003
Intercontinental Exchange, Inc.	6,149	1,068,573
Moody’s Corp.	4,183	2,156,588
Nasdaq, Inc.	11,864	1,149,503
S&P Global, Inc.	3,386	1,787,097
		9,514,740
Financial Services - 3.0%
Mastercard, Inc. - Class A	9,162	4,936,394
Visa, Inc. - Class A	11,838	3,809,823
		8,746,217
Insurance - 0.4%
First American Financial Corp.	18,966	1,198,272
Total Financials		22,761,652
Health Care - 6.3%
Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc.*	7,321	3,440,138
Health Care Equipment & Supplies - 0.8%
The Cooper Companies, Inc.*	26,907	2,189,691
Health Care Providers & Services - 1.5%
Elevance Health, Inc.	8,958	3,097,139
UnitedHealth Group, Inc.	4,930	1,414,565
		4,511,704
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 2.8%
AstraZeneca plc - ADR (United Kingdom)	24,050	$2,231,119
GSK plc - ADR	22,607	1,166,521
Roche Holding AG - ADR	84,856	4,815,578
		8,213,218
Total Health Care		18,354,751
Industrials - 4.3%
Aerospace & Defense - 1.1%
BAE Systems plc - ADR (United Kingdom)	19,600	2,130,128
HEICO Corp. - Class A	4,263	1,085,317
		3,215,445
Air Freight & Logistics - 1.7%
Deutsche Post AG - ADR (Germany)	20,057	1,123,392
United Parcel Service, Inc. - Class B	36,235	3,848,882
		4,972,274
Commercial Services & Supplies - 0.4%
Rollins, Inc.	19,688	1,247,038
Professional Services - 0.7%
TransUnion	24,349	1,924,058
Trading Companies & Distributors - 0.4%
MonotaRO Co. Ltd. - ADR (Japan)	77,906	1,049,394
Total Industrials		12,408,209
Information Technology - 12.0%
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	8,402	1,210,560
Halma plc - ADR (United Kingdom)	12,833	1,261,227
		2,471,787
Semiconductors & Semiconductor Equipment - 6.3%
Applied Materials, Inc.	6,421	2,069,617
ASML Holding N.V. (Netherlands)	1,361	1,936,703
Lam Research Corp.	8,516	1,988,145
NVIDIA Corp.	37,708	7,207,130
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	15,324	5,065,502
		18,267,097
Software - 4.9%
Atlassian Corp. - Class A *	6,581	777,743
Bentley Systems, Inc. - Class B	43,123	1,514,480
Cadence Design Systems, Inc.*	7,287	2,159,575
Microsoft Corp.	14,057	6,048,586
ServiceNow, Inc.*	13,675	1,600,112
Workday, Inc. - Class A*	11,478	2,015,881
		14,116,377
Total Information Technology		34,855,261

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials - 3.2%
Chemicals - 2.5%
Air Liquide S.A. - ADR (France)	59,458	$2,223,135
Albemarle Corp.	15,115	2,579,072
The Sherwin-Williams Co.	3,362	1,192,300
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	14,990	1,151,831
		7,146,338
Paper & Forest Products - 0.7%
West Fraser Timber Co. Ltd. (Canada)	30,715	2,099,678
Total Materials		9,246,016
Real Estate - 1.6%
Real Estate Management & Development - 0.9%
CBRE Group, Inc. - Class A*	15,218	2,592,082
Specialized REITs - 0.7%
Weyerhaeuser Co.	81,204	2,093,439
Total Real Estate		4,685,521
Utilities - 0.4%
Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	47,640	1,279,610

TOTAL COMMON STOCKS
(Identified Cost $107,138,259)		130,160,687

CORPORATE BONDS - 14.0%

Non-Convertible Corporate Bonds - 14.0%
Communication Services - 0.4%
Entertainment - 0.3%
The Walt Disney Co., 6.65%, 11/15/2037	620,000	704,927

Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	398,713

Total Communication Services		1,103,640

Consumer Discretionary - 0.8%
Diversified Consumer Services - 0.5%
Cornell Univ., 4.169%, 6/15/2030	1,570,000	1,574,422

Household Durables - 0.3%
DR Horton, Inc., 4.85%, 10/15/2030	780,000	797,979

Total Consumer Discretionary		2,372,401

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	900,000	788,920
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,290,000	1,414,662
Energy Transfer LP
6.50%, 2/1/2042	1,350,000	1,427,148
6.30%, 1/15/2056	780,000	779,295
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $335,863)[3]	335,000	$24,535

Total Energy		4,434,560

Financials - 6.3%
Banks - 3.9%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,470,000	1,347,864
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,370,000	1,357,613
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[4]	790,000	793,731
Huntington Bancshares, Inc., 2.55%, 2/4/2030	980,000	914,247
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	1,540,000	1,551,500
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[4]	1,160,000	1,159,641
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	1,300,000	1,327,164
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,440,000	1,370,140
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,320,000	1,335,805
		11,157,705
Capital Markets - 0.8%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	500,000	496,343
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	325,000	327,916
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,470,000	1,546,252
		2,370,511
Consumer Finance - 0.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	1,640,000	1,760,104

Diversified Financial Services - 0.3%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	790,000	793,594

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 0.4%
Apollo Global Management, Inc., 5.15%, 8/12/2035	790,000	$786,425
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	242,214
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	218,181
		1,246,820
Insurance - 0.3%
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	860,000	910,695

Total Financials		18,239,429

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
180 Medical, Inc. (United Kingdom), 3.875%, 10/15/2029[2]	800,000	779,769

Industrials - 0.6%
Construction Materials - 0.3%
Eagle Materials, Inc., 5.00%, 3/15/2036	790,000	773,936

Passenger Airlines - 0.0%##
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	41,604	41,650

Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,020,000	989,451

Total Industrials		1,805,037

Information Technology - 0.3%
Software - 0.3%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	790,000	795,319

Materials - 0.8%
Metals & Mining - 0.8%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	1,150,000	1,154,656
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,237,708	1,235,524
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[3,6]	497,000	5

Total Materials		2,390,185
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 1.4%
Industrial REITs - 0.2%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	$485,775

Retail REITs - 0.0%##
Simon Property Group LP, 2.65%, 2/1/2032	152,000	137,017

Specialized REITs - 1.2%
Safehold GL Holdings LLC
2.85%, 1/15/2032	595,000	537,440
6.10%, 4/1/2034	885,000	941,240
SBA Tower Trust
6.599%, 1/15/2028[2]	1,270,000	1,298,610
4.831%, 10/15/2029[2]	710,000	713,037
		3,490,327
Total Real Estate		4,113,119
Utilities - 1.6%
Electric Utilities - 0.9%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	880,000	936,609
Duke Energy Florida LLC, 6.40%, 6/15/2038	1,460,000	1,622,651
		2,559,260
Independent Power and Renewable Electricity Producers - 0.7%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	1,780,000	1,882,285

Total Utilities		4,441,545

TOTAL CORPORATE BONDS
(Identified Cost $40,193,841)		40,475,004

U.S. TREASURY SECURITIES - 22.0%

U.S. Treasury Bonds - 4.9%
U.S. Treasury Bond
3.00%, 5/15/2047	4,043,000	3,025,933
3.625%, 2/15/2053	9,495,000	7,647,926
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	1,773,124	1,741,194
2.375%, 2/15/2055	1,802,683	1,708,887
Total U.S. Treasury Bonds
(Identified Cost $15,049,122)		14,123,940
U.S. Treasury Notes - 17.1%
U.S. Treasury Inflation Indexed Note,
1.625%, 4/15/2030	1,754,359	1,781,428
U.S. Treasury Note
3.125%, 11/15/2028	5,954,000	5,880,505
1.75%, 11/15/2029	6,315,000	5,889,724
0.875%, 11/15/2030	6,783,000	5,924,527
1.375%, 11/15/2031	13,551,000	11,779,842
4.125%, 11/15/2032	6,104,000	6,144,057
4.50%, 11/15/2033	6,101,000	6,263,058

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
4.25%, 11/15/2034	6,058,000	$6,085,450

Total U.S. Treasury Notes
(Identified Cost $49,379,264)		49,748,591
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $64,428,386)		63,872,531

ASSET-BACKED SECURITIES - 5.3%

Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	601,281	611,471
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	908,834	763,673
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	615,000	639,498
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	369,713	344,432
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,595,760
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.747%, 11/25/2074[2,7]	1,149,013	1,152,942
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	960,000	946,916
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	722,650	603,589
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	670,000	663,552
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,915,635
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	739,721	748,442
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.512%, 3/26/2040[2,7]	107,162	106,549
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	164,699	167,411
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	898,407	884,371
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,616,529	1,631,136
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	84,717	84,551
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	608,751	623,605
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	288,735	291,810
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.462%, 5/26/2026[7]	1,544,988	$1,524,696
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $15,488,477)		15,300,039

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,005,181	986,891
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	17,562	16,825
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	552,003	462,436
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,8]	101,578	94,431
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,8]	242,209	222,586
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	211,814	192,531
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	125,305	111,830
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	39,699	37,380
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.194%, 8/25/2066[2,8]	735,672	669,527
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	6,382	6,333
Series 2021-69, Class WJ, 1.50%, 10/25/2050	736,998	645,259
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,683,279	1,502,184
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	134,072	126,715
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.724%, 12/25/2051[2,7]	996,221	932,419
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	726,961	660,597
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	750,660	679,136
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	815,946	714,063
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	47,292	46,733

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust (continued) Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	9,633	$8,789
JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A3, 3.688%, 1/25/2063[2,8]	1,216,162	1,092,658
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	176,755	171,208
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	191,474	187,666
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	223,724	216,589
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,9]	612,798	617,022
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.673%, 7/25/2029 (Acquired 07/24/2023, cost $131,116)[3,7]	131,116	131,104
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	739,251	688,598
Provident Funding Mortgage Trust Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	905,772	792,994
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	1,627,662	1,364,967
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]	1,021,193	857,451
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[8]	169,683	149,004
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	329,917	301,430
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	115,598	105,614
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	153,924	140,890
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,8]	62,513	56,285
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]	59,031	53,858
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,7]	884,317	442,978
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	96,041	92,131
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.787%, 10/25/2048[2,7]	114,378	114,580
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]	70,939	66,654

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $17,551,341)		15,760,346
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

FOREIGN GOVERNMENT BONDS - 0.4%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,005,000	$1,020,585
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/203	MXN	1,081,000	60,314

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,088,153)			1,080,899

MUNICIPAL BONDS - 0.3%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $955,000)		955,000	914,115

U.S. GOVERNMENT AGENCIES - 5.5%

Mortgage-Backed Securities - 5.5%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		196,504	195,916
Pool #MA1834, UMBS, 4.50%, 2/1/2034		161,473	163,042
Pool #MA1903, UMBS, 4.50%, 5/1/2034		110,617	111,697
Pool #889576, UMBS, 6.00%, 4/1/2038		117,161	124,625
Pool #MA3412, UMBS, 3.50%, 7/1/2038		204,592	198,099
Pool #995196, UMBS, 6.00%, 7/1/2038		237,239	251,218
Pool #AD0207, UMBS, 6.00%, 10/1/2038		42,894	45,627
Pool #AD0220, UMBS, 6.00%, 10/1/2038		13,302	14,085
Pool #MA0258, UMBS, 4.50%, 12/1/2039		214,140	214,518
Pool #AL1595, UMBS, 6.00%, 1/1/2040		150,087	159,649
Pool #AL0152, UMBS, 6.00%, 6/1/2040		234,666	249,617
Pool #MA4203, UMBS, 2.50%, 12/1/2040		1,561,010	1,420,344
Pool #MA4687, UMBS, 4.00%, 6/1/2042		1,615,422	1,584,152
Pool #AL7068, UMBS, 4.50%, 9/1/2042		70,837	70,962
Pool #MA4934, UMBS, 5.00%, 2/1/2043		1,872,899	1,899,623
Pool #AX5234, UMBS, 4.50%, 11/1/2044		273,705	272,957
Pool #BD1381, UMBS, 3.50%, 6/1/2046		32,460	30,481
Pool #BE7845, UMBS, 4.50%, 2/1/2047		52,722	52,584
Pool #AL8674, 5.622%, 1/1/2049		569,740	594,986

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,662,280	$1,510,453
Pool #FS2696, UMBS, 3.00%, 12/1/2051	1,173,301	1,051,880
Pool #MA4807, UMBS, 5.50%, 11/1/2052	921,787	940,315
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,562,929	1,570,892
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	160,595	162,352
Pool #C91771, 4.50%, 6/1/2034	3,311	3,347
Pool #C91780, 4.50%, 7/1/2034	3,881	3,923
Pool #G03781, 6.00%, 1/1/2038	37,878	40,332
Pool #G03926, 6.00%, 2/1/2038	61,426	65,406
Pool #G05900, 6.00%, 3/1/2040	34,050	36,256
Pool #G05906, 6.00%, 4/1/2040	32,332	34,427
Pool #A92889, 4.50%, 7/1/2040	419,628	422,378
Pool #G08772, 4.50%, 7/1/2047	46,372	46,108
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	94,127	88,148
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,288,524	2,336,267
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $16,181,613)		15,966,666

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Government Cash Management,
Institutional Shares, 3.58%[10]
(Identified Cost $7,288,264)	7,288,264	7,288,264

TOTAL INVESTMENTS - 100.2%
(Identified Cost $270,313,334)		290,818,551
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(526,986)
NET ASSETS - 100%		$290,291,565

ADR - American Depositary Receipt

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2026 was $38,650,323, which represented 13.3% of the Series’ Net Assets.

Investment Portfolio - January 31, 2026

(unaudited)

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2026 was $373,825, or 0.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2026.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2026.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2026.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2026.

10Rate shown is the current yield as of January 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$12,002,371	$12,002,371	$—	$—
Consumer Discretionary	14,567,296	14,567,296	—	—
Financials	22,761,652	22,761,652	—	—
Health Care	18,354,751	18,354,751	—	—
Industrials	12,408,209	12,408,209	—	—
Information Technology	34,855,261	34,855,261	—	—
Materials	9,246,016	9,246,016	—	—
Real Estate	4,685,521	4,685,521	—	—
Utilities	1,279,610	1,279,610	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	79,839,197	—	79,839,197	—
States and political subdivisions (municipals)	914,115	—	914,115	—
Corporate debt:
Communication Services	1,103,640	—	1,103,640	—
Consumer Discretionary	2,372,401	—	2,372,401	—
Energy	4,434,560	—	4,434,560	—
Financials	18,239,429	—	18,239,429	—
Health Care	779,769	—	779,769	—
Industrials	1,805,037	—	1,805,037	—
Information Technology	795,319	—	795,319	—
Materials	2,390,185	—	2,390,185	—

Investment Portfolio - January 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Real Estate	$4,113,119	$—	$4,113,119	$—
Utilities	4,441,545	—	4,441,545	—
Asset-backed securities	15,300,039	—	15,300,039	—
Commercial mortgage-backed securities	15,760,346	—	15,760,346	—
Foreign government bonds	1,080,899	—	1,080,899	—
Short-Term Investment	7,288,264	7,288,264	—	—
Total assets	$290,818,551	$137,448,951	$153,369,600	$—

There were no Level 3 securities held by the Series as of October 31, 2025 or January 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.